Reporting Segments - Performance data and tax items (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information
Amortization of DAC	$ 5,222	$ 4,784	$ 4,550
Income tax expense	468	995	842
Allstate Protection
Segment Reporting Information
Amortization of DAC	4,475	4,205	4,053
Service Businesses
Segment Reporting Information
Amortization of DAC	463	296	214
Income tax expense	(19)	(194)	2
Allstate Life
Segment Reporting Information
Amortization of DAC	132	134	131
Income tax expense	75	(226)	94
Allstate Benefits
Segment Reporting Information
Amortization of DAC	145	142	145
Income tax expense	32	1	52
Allstate Annuities
Segment Reporting Information
Amortization of DAC	7	7	7
Income tax expense	(66)	(58)	36
Property-Liability
Segment Reporting Information
Income tax expense	613	1,285	859
Corporate and Other
Segment Reporting Information
Income tax expense	$ (167)	$ 187	$ (201)